Supplemental Cash flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
(Increase) decrease in current assets
Accounts receivable	$ 1,333	$ 6,076
Prepaids and other	637	97
Product inventory	(6,698)	905
(Decrease) increase in current liabilities
Accounts payable and accrued liabilities	2,886	(1,975)
Other long-term liabilities	(193)	807
Total changes in non-cash working capital	(2,035)	5,910
Investing activities
Prepaids and other	4	(4)
Accounts payable and accrued liabilities	(295)	255
Total changes in non-cash working capital	(291)	251
Financing activities
Other liabilities	(200)	(3)
Total changes in non-cash working capital	$ (200)	$ (3)